5. Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Leases [Abstract]
Operating lease cost	$ 855
Cash paid for amounts included in the measurement of lease liabilities	833
Operating cash flows from operating leases	0
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	$ 942
Weighted-average remaining lease term - operating leases	6 years 11 months 12 days
Weighted-average discount rate - operating leases	2.69%